American Beacon Stephens Small Cap Growth Fund
American Beacon Stephens Small Cap Growth Fund
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of investment, of $3 billion or less.

American Beacon Stephens Mid-Cap Growth Fund
American Beacon Stephens Mid-Cap Growth Fund
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $20.4 billion as of December 30, 2011.

In the “Principal Investment Strategies” section of the Prospectus, the first sentence in the second paragraph is deleted and replaced with the following:

Most of the assets of the Fund will be invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Nov 30, 2011
Registrant Name	dei_EntityRegistrantName	American Beacon Funds
Central Index Key	dei_EntityCentralIndexKey	0000809593
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 22, 2012
Document Effective Date	dei_DocumentEffectiveDate	Aug 22, 2012
Prospectus Date	rr_ProspectusDate	Feb 24, 2012
American Beacon Stephens Small Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Small Cap Growth Fund
Supplement [Text Block]	abf_SupplementTextBlock
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small capitalization companies. The Fund considers a company to be a small-cap company if it has a market capitalization, at the time of investment, of $3 billion or less.

American Beacon Stephens Mid-Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	American Beacon Stephens Mid-Cap Growth Fund
Supplement [Text Block]	abf_SupplementTextBlock
In the “Principal Investment Strategies” section of the Prospectus, the first paragraph is deleted and replaced with the following:

Under normal circumstances, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of medium capitalization companies. The Fund considers a company to be a mid-cap company if it has a market capitalization, at the time of investment, between $1 billion and the market capitalization of the largest company in the Russell Midcap® Index, which was $20.4 billion as of December 30, 2011.

In the “Principal Investment Strategies” section of the Prospectus, the first sentence in the second paragraph is deleted and replaced with the following:

Most of the assets of the Fund will be invested in U.S. common stocks Stephens Investment Management Group, LLC (“SIMG”) believes have clear indicators of future earnings growth, or that demonstrate other potential for growth of capital.